Financial assets and liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current interest-bearing loans and borrowings, beginning balance	$ 220,289	$ 112,148
Current interest-bearing loans and borrowings, Net cash flows	(84,514)	(22,356)
Current interest-bearing loans and borrowings, Accrued interest	6,496	5,118
Current interest-bearing loans and borrowings, Reclassification	146,655	121,804
Current interest-bearing loans and borrowings, Other	(217)	(479)
Current interest-bearing loans and borrowings, Conversion effects	(5,093)	4,793
Current interest-bearing loans and borrowings, ending balance	283,616	220,289
Non-current interest-bearing loans and borrowings, beginning balance	432,776	160,887
Non-current interest-bearing loans and borrowings, Net cash flows	261,667	381,255
Non-current interest-bearing loans and borrowings, Reclassification	(146,655)	(121,804)
Non-current interest-bearing loans and borrowings, Other	(484)	(1,454)
Non-current interest-bearing loans and borrowings. Conversion effects	(20,942)	13,892
Non-current interest-bearing loans and borrowings, ending balance	526,362	432,776
Total liabilities from financing activities, beginning balance	653,065	273,035
Total liabilities from financing activities, Net cash flows	177,153	358,899
Total liabilities from financing activities, Accrued interest	6,496	5,118
Total liabilities from financing activities, Other	(701)	(1,933)
Total liabilities from financing activities, Conversion effects	(26,035)	18,685
Total liabilities from financing activities, ending balance	$ 809,978	653,065
Current interest-bearing loans and borrowings, Foreign exchange translation		(739)
Total liabilities from financing activities, Foreign exchange translation		$ (739)